Form N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD QUANTITATIVE FUNDS
Entity Central Index Key	0000799127
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Dec. 02, 2025